Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ (96)	$ 11	$ (268)	$ 91
Changes in retirement plans' funded status, Gross Amount	33	(3)	53	61
Foreign currency translation, Gross Amount	19	(34)	220	(335)
Unrealized gain (loss) on available for sale securities, Gross Amount				(2)
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	(27)	(3)	(28)	(16)
Other comprehensive income (loss), Gross Amount	(71)	(29)	(23)	(201)
Unrealized gain (loss) on cash flow hedges, Income Taxes	25	(23)	74	(26)
Changes in retirement plans' funded status, Income Taxes	(5)	(4)	(11)	(21)
Foreign currency translation, Income Taxes
Unrealized gain (loss) on available for sale securities, Income Taxes		1		1
Share of other comprehensive income (loss) of entities using the equity method, Income Taxes
Other comprehensive income (loss), Income Taxes	20	(26)	63	(46)
Unrealized gain (loss) on cash flow hedges, Net Amount	(71)	(12)	(194)	65
Changes in retirement plans' funded status, Net Amount	28	(7)	42	40
Foreign currency translation, Net Amount	19	(34)	220	(335)
Unrealized gain (loss) on available for sale securities, Net Amount		1		(1)
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	(27)	(3)	(28)	(16)
Other comprehensive income (loss), Net Amount	$ (51)	$ (55)	$ 40	$ (247)